                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co Inc
Address: 654 Madison Ave, Suite 1550
         New York, N.Y. 10021


Form 13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500

Signature, Place, and Date of Signing:

    /s/  Janice Bennett      New York, NY       October 30, 2001
    _______________________  _________________  _________________
         [Signature]            [City, State]     [Date]



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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     87

Form 13F Information Table Value Total:     $126,180
                                              [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                   Form 13F INFORMATION TABLE
                                                   MILBANK WINTHROP & CO. INC.
    ITEM 1           ITEM 2       ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------        --------     --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                     TITLE       CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER      OF CLASS     NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------      --------     ------        ------    -------  ---  ----  ---- ------ ------  --------  ----   ------   ----
ABBOTT LABS            COMMON     002824100      307,626     5,933            X                              5,933   0      0
ADC TELECOMMUNICATION  COMMON     000886101    1,490,642   427,118            X                            427,118   0      0
AEGON N V - ORD AMER   COMMON     007924103      280,653    10,753            X                             10,753   0      0
AFLAC INC              COMMON     001055102    2,697,192    99,896            X                             99,896   0      0
AMERICAN EXPRESS CO    COMMON     025816109    2,963,394   101,975            X                            101,975   0      0
AMERICAN HOME PRODS C  COMMON     026609107      244,067     4,190            X                              4,190   0      0
AMERICAN INTL GROUP I  COMMON     026874107    3,414,528    43,776            X                             43,776   0      0
AMERICAN TOWER CORP C  COMMON     029912201    1,468,173   105,700            X                            105,700   0      0
AOL TIME WARNER        COMMON     00184A105    3,621,140   109,400            X                            109,400   0      0
AT & T CORP.           COMMON     001957109    1,263,668    65,475            X                             65,475   0      0
AT & T WIRELESS COM    COMMON     00209A106      314,771    21,069            X                             21,069   0      0
BANK NEW YORK INC      COMMON     064057102      369,530    10,558            X                             10,558   0      0
BELLSOUTH CORP         COMMON     079860102    1,647,541    39,652            X                             39,652   0      0
BELO CORPORATION       COMMON     080555105    1,592,772    99,300            X                             99,300   0      0
BERKSHIRE HATHAWAY IN  COMMON     084670108      910,000        13            X                                 13   0      0
BP AMOCO ADS           COMMON     055622104    2,141,108    43,545            X                             43,545   0      0
BRIGGS & STRATTON COR  COMMON     109043109      345,183    11,060            X                             11,060   0      0
BRISTOL MYERS SQUIBB   COMMON     110122108    4,357,015    78,420            X                             78,420   0      0
CARNIVAL CORP CL A     COMMON     143658102    2,083,092    94,600            X                             94,600   0      0
CATERPILLAR INC        COMMON     149123101      219,341     4,896            X                              4,896   0      0
CHEVRON CORP           COMMON     166751107      459,515     5,422            X                              5,422   0      0
CHUBB CORP             COMMON     171232101    3,608,347    50,530            X                             50,530   0      0
CISCO SYS INC          COMMON     17275R102      222,212    18,244            X                             18,244   0      0
CITIGROUP INC.         COMMON     172967101    4,491,895   110,911            X                            110,911   0      0
COCA COLA CO           COMMON     191216100    1,080,220    23,057            X                             23,057   0      0
CONSECO INC COM        COMMON     208464107      101,640    14,000            X                             14,000   0      0
CORNING INC            COMMON     219350105      946,474   107,310            X                            107,310   0      0
DEERE & CO             COMMON     244199105      658,175    17,500            X                             17,500   0      0
DISNEY WALT PRODTNS    COMMON     254687106      293,004    15,736            X                             15,736   0      0
DOVER CORP             COMMON     260003108    2,402,778    79,800            X                             79,800   0      0
DU PONT E I DE NEMOUR  COMMON     263534109      237,914     6,341            X                              6,341   0      0
ELECTRONIC DATA SYSTE  COMMON     285661104      472,156     8,200            X                              8,200   0      0
EXXON MOBIL CORPORATI  COMMON     30231G102    9,007,392   228,614            X                            228,614   0      0
FEDERAL HOME LOAN MTG  COMMON     313400301    2,886,000    44,400            X                             44,400   0      0
FEDERAL NAT MORTGAGE   COMMON     313586109    1,681,260    21,000            X                             21,000   0      0
FORD MTR CO DEL COM P  COMMON     345370860    1,536,828    88,578            X                             88,578   0      0
GEMSTAR TV GUIDE INTE  COMMON     36866W106      269,081    13,652            X                             13,652   0      0
GENERAL ELECTRIC COMP  COMMON     369604103    6,151,690   165,368            X                            165,368   0      0
GILLETTE CO            COMMON     375766102      456,983    15,335            X                             15,335   0      0


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INTEL CORP             COMMON     458140100      661,214    32,349            X                             32,349   0      0
INTERNATIONAL BUSINES  COMMON     459200101      563,069     6,139            X                              6,139   0      0
INTERPUBLIC GROUP COS  COMMON     460690100    1,071,734    52,536            X                             52,536   0      0
J.P. MORGAN CHASE & C  COMMON     46625H100      568,529    16,648            X                             16,648   0      0
JEFFERSON PILOT CORP   COMMON     475070108      266,880     6,000            X                              6,000   0      0
JOHNSON & JOHNSON      COMMON     478160104    2,702,855    48,788            X                             48,788   0      0
LEHMAN BROS HLDGS INC  COMMON     524908100      432,060     7,600            X                              7,600   0      0
LIBERTY MEDIA CORP SE  COMMON     530718105    1,620,317   127,584            X                            127,584   0      0
LOEWS CORP             COMMON     540424108      276,893     5,983            X                              5,983   0      0
MCGRAW HILL INC        COMMON     580645109      223,663     3,843            X                              3,843   0      0
MEDIA GENERAL INC. CL  COMMON     584404107    3,334,384    76,900            X                             76,900   0      0
MELLON FINL CORP       COMMON     58551A108      392,163    12,130            X                             12,130   0      0
MEMBERWORKS INC COM    COMMON     586002107      837,631    40,721            X                             40,721   0      0
MERCK & CO             COMMON     589331107    5,671,456    85,157            X                             85,157   0      0
MICROSOFT CORP         COMMON     594918104      337,722     6,600            X                              6,600   0      0
MINNESOTA MNG & MFG C  COMMON     604059105    1,153,740    11,725            X                             11,725   0      0
MOTOROLA INC           COMMON     620076109      318,287    20,403            X                             20,403   0      0
NESTLE SA SPONSORED A  FOREIGN    641069406      256,080     4,800            X                              4,800   0      0
NORTHERN TRUST CORP    COMMON     665859104    1,783,690    33,988            X                             33,988   0      0
NUI HLDG CO COM        COMMON     629431107      402,614    19,707            X                             19,707   0      0
ORACLE CORP            COMMON     68389X105      814,278    64,728            X                             64,728   0      0
PEPSICO INC            COMMON     713448108      395,760     8,160            X                              8,160   0      0
PFIZER INC             COMMON     717081103    1,869,863    46,630            X                             46,630   0      0
PHARMACIA CORP         COMMON     71713U102      234,761     5,788            X                              5,788   0      0
PHILIP MORRIS COS INS  COMMON     718154107      504,196    10,441            X                             10,441   0      0
POTASH CORP SASK INC   COMMON     73755L107    2,901,449    52,100            X                             52,100   0      0
PROCTER & GAMBLE CO    COMMON     742718109    3,167,020    43,509            X                             43,509   0      0
PROVIDIAN FINL CORP    COMMON     74406A102      356,655    17,700            X                             17,700   0      0
QUALCOMM INC COM       COMMON     747525103      599,955    12,620            X                             12,620   0      0
READERS DIGEST ASSN I  COMMON     755267101    1,809,576    98,400            X                             98,400   0      0
REGIS CORP MINN        COMMON     758932107    5,890,808   281,050            X                            281,050   0      0
ROYAL DUTCH PETRO-NY   COMMON     780257804    2,023,668    40,272            X                             40,272   0      0
SBC COMMUNICATIONS, I  COMMON     78387G103      343,505     7,290            X                              7,290   0      0
SCHLUMBERGER           COMMON     806857108      932,189    20,398            X                             20,398   0      0
SIGMA ALDRICH CORP     COMMON     826552101    2,730,080    60,400            X                             60,400   0      0
TEXACO INC             COMMON     881694103      714,675    10,995            X                             10,995   0      0
TEXAS INSTRUMENTS INC  COMMON     882508104      427,158    17,100            X                             17,100   0      0
TYCO INTL LTD NEW COM  COMMON     902124106    1,227,317    26,974            X                             26,974   0      0
U S BANCORP            COMMON     902973304      715,372    32,253            X                             32,253   0      0
VALUE CITY DEPT STORE  COMMON     920387107      221,880    64,500            X                             64,500   0      0
VERIZON COMMUNICATION  COMMON     92343V104      301,447     5,571            X                              5,571   0      0
VIACOM INC CL B        COMMON     925524308    3,326,076    96,408            X                             96,408   0      0
VODAFONE GROUP PLC     COMMON     92857W100      871,109    39,668            X                             39,668   0      0
WACHOVIA GROUP COM     COMMON     929903102      460,753    14,863            X                             14,863   0      0
WALGREEN COMPANY       COMMON     931422109      241,010     7,000            X                              7,000   0      0
WELLS FARGO NEW        COMMON     949746101    1,195,083    26,886            X                             26,886   0      0
ZEMEX CDA CORP COM     COMMON     988910105      117,456    18,733            X                             18,733   0      0
ZIMMER HLDGS INC COM   COMMON     98956P102      216,783     7,812            X                              7,812   0      0
TOTAL                                        126,179,861



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